CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Common Stock (Details) - USD ($)				1 Months Ended			12 Months Ended
	Oct. 24, 2014	Apr. 11, 2014	Jan. 23, 2014	Apr. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Jan. 31, 2016	Dec. 31, 2014	Jul. 31, 2016	Dec. 14, 2015	Jan. 31, 2015
Net proceeds from the sale of common stock							$ 13,316,000
Shares issued							25,208,684		28,881,351		11,415,416
Stock expected to vest									193,333
Common Stock
Stock issued to BioPharmX shareholders			7,025,000					2,000,000
Stock issued on conversion of convertible notes		1,526,001
Issuance of common stock							12,508,395
Conversion of convertible notes payable to common stock (in shares)								1,526,001
Korea Investment Partners
Shares issued										290,000
Stock vested										96,667
Stock expected to vest										193,333
Convertible Note
Interest rate on convertible notes						6.00%
Principal amount						$ 500,000
Conversion of convertible notes payable to common stock (in shares)						182,266
Public Offering
Issuance of common stock				3,600,000		3,636,384
Net proceeds from the sale of common stock						$ 7,800,000
Price per share				$ 1.195
Private Placement
Net proceeds from the sale of common stock					$ 5,500,000
Korea Investment Partners | Subscription Agreement | Common Stock
Revenue from Violet	$ 2,000,000					2,000,000
Subscription agreement receivable	$ 2,000,000					$ 2,000,000
Price per share	$ 1.85
Shares issued	1,081,081
Korea Investment Partners | Subscription Agreement | Common Stock | Minimum
Price per share	$ 3.70					$ 3.70
Franklin Advisers | Private Placement
Issuance of common stock					4,100,000
Net proceeds from the sale of common stock					$ 5,500,000
Price per share					$ 1.43
Period within which securities can be purchased					5 years
Franklin Advisers | Private Placement | Maximum
Percentage of securities offered by entity					20.00%